Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Components of Property, Plant and Equipment
Property, plant and equipment consist of the following components:

	31 March
(Millions of US dollars)	2025	2024
Land	$94.7	$99.0
Buildings	747.0	577.4
Machinery and equipment	2,316.2	2,149.9
Construction in progress	532.0	675.3
Property, plant and equipment, at cost	3,689.9	3,501.6
Less accumulated depreciation	(1,520.9)	(1,463.8)
Property, plant and equipment, net	$2,169.0	$2,037.8